Equity - contributed equity	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Equity - contributed equity

Note 20. Equity - contributed equity

	Consolidated
	2019 Shares	2018 Shares	2019 A$	2018 A$

Ordinary shares - fully paid	62,166,673	48,409,621	36,641,519	31,575,824

Movements in ordinary share capital

Details	Date	Shares	A$ Issue price	$
Balance	1 July 2017	483,287,914		193,769,409
Share consolidation - note 1	17 November 2017	(434,958,293)	$0.000	—
Issue of shares to Scientific Advisory Board	30 November 2017	80,000	$0.370	29,600
Cancellation of share capital - note 2	31 December 2017	—	$0.000	(162,223,185)

Balance	30 June 2018	48,409,621		31,575,824

Share placement	24 October 2018	8,900,001	$0.380	3,382,000
Milestone 1 shares issued in connection with purchase of Glioblast Pty Limited (GDC-0084)	9 November 2018	2,820,824	$0.440	1,250,000
Issued under Share Purchase Plan	23 November 2018	2,036,227	$0.380	773,760
Share issue transaction costs		—	$0.000	(340,065)

Balance	30 June 2019	62,166,673		36,641,519

Ordinary shares

Note 1 - Share consolidation of 10 to 1, which was approved by the shareholders at the Annual General Meeting on 15 November 2017, occurred in the prior financial year.

Note 2 - Section 258F of the Corporations Act allows a company to reduce its share capital by cancelling any paid-up share capital which is lost or is not represented by available assets. The directors believe that $162,223,185 of the parent entity’s share capital satisfies the criteria in Section 258F of the Corporations Act and accordingly this amount of the ordinary share capital was cancelled in the prior financial year.

The shares issued in connection with the purchase of Glioblast Pty Limited constituted a non-cash transaction, and accordingly this transaction is not reflected in the Statement of Cash Flows.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Share buy-back

There is no current on-market share buy-back.

Capital risk management

The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.

The capital risk management policy remains unchanged from the prior year.